UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

1968 N. Lake Ave. #303

Altadena, CA 91001

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

1968 N. Lake Ave. #303

Altadena, CA 91001

(Name and address of agents for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: June 30, 2019

Item 1. Schedule of Investments

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.9%
BASIC MATERIALS — 5.1%
AdvanSix, Inc.*	4,700	$114,821
AK Steel Holding Corp.*	45,700	108,309
Allegheny Technologies, Inc.*	16,600	418,320
American Vanguard Corp.	8,000	123,280
Balchem Corp.	1,400	139,958
Carpenter Technology Corp.	20,700	993,186
Century Aluminum Co.*	22,400	154,784
Clearwater Paper Corp.*	2,100	38,829
Cleveland-Cliffs, Inc.[1]	8,900	94,963
Coeur Mining, Inc.*	75,500	327,670
Commercial Metals Co.	41,800	746,130
Domtar Corp.	3,300	146,949
Element Solutions, Inc.*	70,300	726,902
Ferroglobe PLC	12,200	20,740
Friedman Industries, Inc.	2,500	17,400
Gold Resource Corp.	5,700	19,266
H.B. Fuller Co.	3,500	162,400
Hawkins, Inc.	2,200	95,502
Hecla Mining Co.	151,438	272,588
Huntsman Corp.	3,100	63,364
Ingevity Corp.*	1,400	147,238
Innophos Holdings, Inc.	2,700	78,597
Innospec, Inc.	1,550	141,422
Intrepid Potash, Inc.*[1]	18,400	61,824
Kaiser Aluminum Corp.	2,813	274,577
Koppers Holdings, Inc.*	5,400	158,544
Kraton Corp.*	14,000	434,980
Kronos Worldwide, Inc.	11,700	179,244
Landec Corp.*	3,700	34,669
Materion Corp.	8,200	556,042
Mercer International, Inc.	23,400	361,998
Minerals Technologies, Inc.	3,200	171,232
Oil-Dri Corp. of America	1,400	47,656
Olin Corp.	11,300	247,583
OMNOVA Solutions, Inc.*	2,900	18,067
PH Glatfelter Co.	17,067	288,091
PolyOne Corp.	600	18,834
Rayonier Advanced Materials, Inc.	11,750	76,258
Reliance Steel & Aluminum Co.	2,200	208,164
Resolute Forest Products, Inc.	16,100	115,920
Rogers Corp.*	700	120,806
Schnitzer Steel Industries, Inc. - Class A	7,200	188,424
Schweitzer-Mauduit International, Inc.	4,100	136,038
Stepan Co.	6,050	556,055
Tronox Holdings PLC	18,800	240,264
United States Steel Corp.	21,600	330,696
Univar, Inc.*	1,525	33,611
Universal Stainless & Alloy Products, Inc.*	4,000	64,000
Valhi, Inc.	25,500	75,735
Verso Corp. - Class A*	8,900	169,545
		10,321,475
COMMUNICATIONS — 3.6%
1-800-Flowers.com, Inc. - Class A*	3,813	71,990
ADTRAN, Inc.	5,900	89,975

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
ATN International, Inc.	4,829	$278,778
Cars.com, Inc.*	7,500	147,900
DHI Group, Inc.*	7,800	27,846
Digi International, Inc.*	12,600	159,768
Entercom Communications Corp. - Class A	7,300	42,340
Entravision Communications Corp. - Class A	4,700	14,664
ePlus, Inc.*	2,780	191,653
EW Scripps Co. - Class A	22,716	347,328
Finisar Corp.*	51,900	1,186,953
Frontier Communications Corp.*[1]	13,700	23,975
Gannett Co., Inc.	25,700	209,712
GCI Liberty, Inc.*	1,100	67,606
Gray Television, Inc.*	30,100	493,339
Harmonic, Inc.*	10,700	59,385
Houghton Mifflin Harcourt Co.*	5,800	33,408
Iridium Communications, Inc.*	31,550	733,853
Liberty Expedia Holdings, Inc. - Class A*	1,900	90,801
Liberty Latin America Ltd. - Class C*	3,500	60,165
Marchex, Inc. - Class B*	3,700	17,390
Meet Group, Inc.*	9,000	31,320
Meredith Corp.	2,500	137,650
NeoPhotonics Corp.*	4,500	18,810
NETGEAR, Inc.*	4,300	108,747
New Media Investment Group, Inc.	12,400	117,056
New York Times Co. - Class A	3,300	107,646
Nexstar Media Group, Inc. - Class A	1,700	171,700
NIC, Inc.	7,200	115,488
Perficient, Inc.*	4,300	147,576
Preformed Line Products Co.	700	38,864
RigNet, Inc.*	4,100	41,328
Rubicon Project, Inc.*	6,267	39,858
Saga Communications, Inc. - Class A	900	28,116
Scholastic Corp.	15,330	509,569
Sinclair Broadcast Group, Inc. - Class A	5,600	300,328
Spok Holdings, Inc.	5,400	81,216
Stamps.com, Inc.*	2,000	90,540
TechTarget, Inc.*	2,800	59,500
TEGNA, Inc.	5,300	80,295
Telephone & Data Systems, Inc.	19,500	592,800
TESSCO Technologies, Inc.	1,800	32,148
United States Cellular Corp.*	500	22,335
Vonage Holdings Corp.*	2,500	28,325
Xcel Brands, Inc.*	4,100	5,945
		7,255,989
CONSUMER, CYCLICAL — 14.8%
Abercrombie & Fitch Co. - Class A	13,600	218,144
Adient PLC	3,300	80,091
Allegiant Travel Co.	400	57,400
AMC Entertainment Holdings, Inc. - Class A	5,900	55,047
American Axle & Manufacturing Holdings, Inc.*	34,400	438,944
American Eagle Outfitters, Inc.	1,700	28,730

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
America’s Car-Mart, Inc.*	1,200	$103,296
Anixter International, Inc.*	7,100	423,941
Asbury Automotive Group, Inc.*	900	75,906
At Home Group, Inc.*	1,200	7,992
AutoNation, Inc.*	2,200	92,268
Barnes & Noble Education, Inc.*	4,200	14,112
Barnes & Noble, Inc.	4,600	30,774
Bassett Furniture Industries, Inc.	1,450	22,113
BBX Capital Corp.	3,600	17,676
Beacon Roofing Supply, Inc.*	8,710	319,831
Beazer Homes USA, Inc.*	1,800	17,298
Bed Bath & Beyond, Inc.	28,200	327,684
Biglari Holdings, Inc. - Class A*	10	5,305
Biglari Holdings, Inc. - Class B*	100	10,386
Bloomin’ Brands, Inc.	3,000	56,730
BMC Stock Holdings, Inc.*	11,300	239,560
Boot Barn Holdings, Inc.*	8,200	292,248
Brinker International, Inc.	1,000	39,350
Buckle, Inc.	3,900	67,509
Build-A-Bear Workshop, Inc.*	3,200	17,888
Burlington Stores, Inc.*	700	119,105
Caleres, Inc.	10,600	211,152
Callaway Golf Co.	15,350	263,406
Cannae Holdings, Inc.*	14,900	431,802
Cato Corp. - Class A	7,000	86,240
Century Casinos, Inc.*	1,500	14,550
Century Communities, Inc.*	6,072	161,394
Chico’s FAS, Inc.	8,000	26,960
Choice Hotels International, Inc.	3,300	287,133
Churchill Downs, Inc.	880	101,262
Citi Trends, Inc.	1,500	21,930
Columbia Sportswear Co.	6,816	682,691
Conn’s, Inc.*	3,400	60,588
Container Store Group, Inc.*	5,400	39,528
Cooper Tire & Rubber Co.	4,500	141,975
Cooper-Standard Holdings, Inc.*	1,850	84,767
Core-Mark Holding Co., Inc.	7,400	293,928
Crocs, Inc.*	750	14,813
Dana, Inc.	6,350	126,619
Dave & Buster’s Entertainment, Inc.	500	20,235
Deckers Outdoor Corp.*	3,600	633,492
Del Frisco’s Restaurant Group, Inc.*	1,825	14,527
Del Taco Restaurants, Inc.*	4,000	51,280
Delphi Technologies PLC	1,500	30,000
Delta Apparel, Inc.*	1,700	39,406
Designer Brands, Inc. - Class A	12,600	241,542
Dick’s Sporting Goods, Inc.	10,050	348,031
Dillard’s, Inc. - Class A	4,200	261,576
Dine Brands Global, Inc.	500	47,735
Dorman Products, Inc.*	1,300	113,282
Douglas Dynamics, Inc.	1,500	59,685
El Pollo Loco Holdings, Inc.*	5,400	57,564
Ethan Allen Interiors, Inc.	4,000	84,240
Express, Inc.*	6,600	18,018
EZCORP, Inc. - Class A*	20,500	194,135
FirstCash, Inc.	5,108	510,902

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Flexsteel Industries, Inc.	1,272	$21,700
Fossil Group, Inc.*	8,000	92,000
Foundation Building Materials, Inc.*	2,300	40,894
Fox Factory Holding Corp.*	3,100	255,781
Funko, Inc. - Class A*	1,800	43,596
Genesco, Inc.*	3,700	156,473
Gentherm, Inc.*	1,700	71,111
G-III Apparel Group Ltd.*	10,600	311,852
GMS, Inc.*	5,800	127,600
Goodyear Tire & Rubber Co.	1,300	19,890
Green Brick Partners, Inc.*	5,098	42,364
Group 1 Automotive, Inc.	9,100	745,199
Guess?, Inc.	21,450	346,417
H&E Equipment Services, Inc.	1,000	29,090
Hamilton Beach Brands Holding Co. - Class A	800	15,240
Hamilton Beach Brands Holding Co. - Class B	2,891	55,074
Haverty Furniture Cos., Inc.	5,800	98,774
Hawaiian Holdings, Inc.	3,000	82,290
Herman Miller, Inc.	1,700	75,990
Hibbett Sports, Inc.*	2,500	45,500
Hooker Furniture Corp.	960	19,795
Houston Wire & Cable Co.*	3,700	19,388
Installed Building Products, Inc.*	2,500	148,050
Interface, Inc.	1,900	29,127
International Speedway Corp. - Class A	3,400	152,626
iRobot Corp.*	600	54,984
J. Jill, Inc.	4,300	8,557
Jack in the Box, Inc.	470	38,253
Johnson Outdoors, Inc. - Class A	2,700	201,339
KB Home	5,500	141,515
Kewaunee Scientific Corp.	700	13,398
Kimball International, Inc. - Class B	2,800	48,804
La-Z-Boy, Inc.	4,730	145,022
LCI Industries1	2,200	198,000
LGI Homes, Inc.*	5,400	385,722
Libbey, Inc.*	10,900	20,274
Liberty TripAdvisor Holdings, Inc. - Class A*	7,400	91,760
Lifetime Brands, Inc.	2,000	18,920
Lithia Motors, Inc. - Class A	3,800	451,364
Lumber Liquidators Holdings, Inc.*	1,900	21,945
M/I Homes, Inc.*	8,900	254,006
Manitex International, Inc.*	600	3,666
Marcus Corp.	6,480	213,581
MarineMax, Inc.*	7,000	115,080
Marriott Vacations Worldwide Corp.	5,705	549,962
MDC Holdings, Inc.	25,536	837,070
Meritage Homes Corp.*	16,300	836,842
Meritor, Inc.*	1,700	41,225
Mesa Air Group, Inc.*	4,700	42,958
Methode Electronics, Inc.	5,000	142,850
Miller Industries, Inc.	4,325	132,994
Mobile Mini, Inc.	11,100	337,773
Modine Manufacturing Co.*	19,004	271,947

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Monarch Casino & Resort, Inc.*	1,900	$81,206
Motorcar Parts of America, Inc.*	2,700	57,807
Movado Group, Inc.	2,950	79,650
Navistar International Corp.*	4,400	151,580
Newell Brands, Inc.	4,000	61,680
Office Depot, Inc.	111,950	230,617
Oxford Industries, Inc.	700	53,060
PC Connection, Inc.	10,742	375,755
Penske Automotive Group, Inc.	3,200	151,360
RCI Hospitality Holdings, Inc.	2,500	43,775
Reading International, Inc. - Class A*	2,189	28,413
Red Lion Hotels Corp.*	4,000	28,440
Regis Corp.*	14,446	239,804
REV Group, Inc.	1,400	20,174
Rocky Brands, Inc.	2,700	73,656
Rush Enterprises, Inc. - Class A	11,937	435,939
Rush Enterprises, Inc. - Class B	4,380	161,666
Sally Beauty Holdings, Inc.*	600	8,004
ScanSource, Inc.*	7,800	253,968
Sears Hometown and Outlet Stores, Inc.*	8,200	19,516
Shoe Carnival, Inc.	3,600	99,360
SkyWest, Inc.	26,080	1,582,274
Sonic Automotive, Inc. - Class A	4,400	102,740
Spartan Motors, Inc.	4,627	50,712
Speedway Motorsports, Inc.	7,119	132,057
Spirit Airlines, Inc.*	9,200	439,116
Standard Motor Products, Inc.	2,400	108,816
Steelcase, Inc. - Class A	6,600	112,860
Steven Madden Ltd.	5,450	185,028
Superior Group of Cos., Inc.	1,954	33,472
Tandy Leather Factory, Inc.*	3,600	19,800
Taylor Morrison Home Corp.*	41,488	869,588
Tempur Sealy International, Inc.*	1,800	132,066
Tenneco, Inc. - Class A	1,500	16,635
Thor Industries, Inc.	700	40,915
Tilly’s, Inc. - Class A	2,990	22,814
Titan International, Inc.	7,650	37,409
Titan Machinery, Inc.*	4,500	92,610
Toll Brothers, Inc.	17,900	655,498
Tower International, Inc.	2,400	46,800
TRI Pointe Group, Inc.*	48,000	574,560
Triton International Ltd./Bermuda	16,500	540,540
Unifi, Inc.*	4,297	78,076
UniFirst Corp.	3,700	697,709
Universal Electronics, Inc.*	2,300	94,346
Vera Bradley, Inc.*	10,600	127,200
Veritiv Corp.*	4,400	85,448
Vista Outdoor, Inc.*	6,900	61,272
Visteon Corp.*	300	17,574
Wabash National Corp.	12,600	205,002
WESCO International, Inc.*	7,150	362,147
William Lyon Homes - Class A*	12,900	235,167
Wingstop, Inc.	1,200	113,700
Winnebago Industries, Inc.	7,400	286,010
Wolverine World Wide, Inc.	5,450	150,093
World Fuel Services Corp.	25,600	920,576

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Zumiez, Inc.*	10,700	$279,270
		29,786,678
CONSUMER, NON-CYCLICAL — 12.1%
Aaron’s, Inc.	22,600	1,387,866
ABM Industries, Inc.	13,100	524,000
Acadia Healthcare Co., Inc.*	14,500	506,775
ACCO Brands Corp.	41,900	329,753
Achillion Pharmaceuticals, Inc.*	17,000	45,560
Acme United Corp.	800	18,064
Acorda Therapeutics, Inc.*	2,600	19,942
Adtalem Global Education, Inc.*	15,500	698,275
Adverum Biotechnologies, Inc.*	3,600	42,804
Akorn, Inc.*	7,900	40,685
Alico, Inc.	600	18,204
AMAG Pharmaceuticals, Inc.*	5,000	49,950
American Public Education, Inc.*	4,400	130,152
Andersons, Inc.	5,900	160,716
AngioDynamics, Inc.*	14,200	279,598
Aratana Therapeutics, Inc.*	3,800	19,608
Arena Pharmaceuticals, Inc.*	1,000	58,630
Assertio Therapeutics, Inc.*	9,700	33,465
Avanos Medical, Inc.*	2,000	87,220
B&G Foods, Inc.	1,200	24,960
Brookdale Senior Living, Inc.*	13,000	93,730
CAI International, Inc.*	6,100	151,402
Cal-Maine Foods, Inc.	1,100	45,892
Cambrex Corp.*	2,100	98,301
Capital Senior Living Corp.*	1,900	9,557
Cardtronics PLC - Class A*	2,000	54,640
Career Education Corp.*	7,806	148,860
Cass Information Systems, Inc.	648	31,415
CBIZ, Inc.*	14,300	280,137
Central Garden & Pet Co. - Class A*	7,770	191,453
Chemed Corp.	900	324,756
Chimerix, Inc.*	5,400	23,328
Civeo Corp.*	13,100	22,532
Collectors Universe, Inc.	900	19,206
Community Health Systems, Inc.*	7,300	19,491
Concert Pharmaceuticals, Inc.*	1,600	19,200
CONMED Corp.	5,900	504,863
CorVel Corp.*	1,700	147,917
CRA International, Inc.	3,000	114,990
Cross Country Healthcare, Inc.*	6,400	60,032
Darling Ingredients, Inc.*	56,300	1,119,807
Diplomat Pharmacy, Inc.*	5,300	32,277
Eagle Pharmaceuticals, Inc.*	700	38,976
Edgewell Personal Care Co.*	1,400	37,730
elf Beauty, Inc.*	4,600	64,860
Emerald Expositions Events, Inc.	3,700	41,255
Emergent BioSolutions, Inc.*	400	19,324
Enanta Pharmaceuticals, Inc.*	1,150	97,037
Endo International PLC*	3,500	14,420
Ennis, Inc.	9,900	203,148
Ensign Group, Inc.	2,540	144,577
Enzo Biochem, Inc.*	3,700	12,469
Epizyme, Inc.*	2,600	32,630

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
EVERTEC, Inc.	1,700	$55,590
Foamix Pharmaceuticals Ltd.*	7,300	17,374
FONAR Corp.*	1,200	25,812
Franklin Covey Co.*	1,200	40,800
Fresh Del Monte Produce, Inc.	9,000	242,550
FTI Consulting, Inc.*	16,900	1,416,896
GP Strategies Corp.*	2,000	30,160
Graham Holdings Co. - Class B	350	241,511
Grand Canyon Education, Inc.*	900	105,318
Green Dot Corp. - Class A*	1,800	88,020
Haemonetics Corp.*	300	36,102
Hain Celestial Group, Inc.*	1,900	41,610
Heidrick & Struggles International, Inc.	3,400	101,898
Helen of Troy Ltd.*	2,100	274,239
Herc Holdings, Inc.*	2,000	91,660
Hertz Global Holdings, Inc.*	22,550	359,898
Horizon Therapeutics Plc*	3,400	81,804
Hostess Brands, Inc.*	21,200	306,128
Huron Consulting Group, Inc.*	1,700	85,646
ICF International, Inc.	7,698	560,414
ICU Medical, Inc.*	800	201,528
Ingles Markets, Inc. - Class A	3,450	107,399
Insperity, Inc.	2,700	329,778
Integer Holdings Corp.*	10,060	844,235
Inter Parfums, Inc.	600	39,894
Invacare Corp.	5,000	25,950
John B Sanfilippo & Son, Inc.	1,868	148,861
K12, Inc.*	11,250	342,112
Kelly Services, Inc. - Class A	13,600	356,184
Korn Ferry	10,720	429,550
Lannett Co., Inc.*	8,900	53,934
Lantheus Holdings, Inc.*	1,600	45,280
LHC Group, Inc.*	5,768	689,737
LiveRamp Holdings, Inc.*	3,700	179,376
LSC Communications, Inc.	100	367
Macquarie Infrastructure Corp.	5,000	202,700
Magellan Health, Inc.*	9,500	705,185
Mallinckrodt PLC*	16,000	146,880
ManpowerGroup, Inc.	1,700	164,220
Matthews International Corp. - Class A	4,030	140,446
MEDNAX, Inc.*	3,700	93,351
Merit Medical Systems, Inc.*	1,400	83,384
Merrimack Pharmaceuticals, Inc.*	4,900	29,645
Misonix, Inc.*	900	22,878
Myriad Genetics, Inc.*	1,900	52,782
NanoString Technologies, Inc.*	2,500	75,875
Nathan’s Famous, Inc.	300	23,436
National HealthCare Corp.	2,800	227,220
Natural Alternatives International, Inc.*	1,300	15,158
Natural Grocers by Vitamin Cottage, Inc.*	1,400	14,070
Navigant Consulting, Inc.	17,900	415,101
Novavax, Inc.*	3,100	18,166
OPKO Health, Inc.*	8,600	20,984
OraSure Technologies, Inc.*	2,100	19,488
Owens & Minor, Inc.	6,900	22,080

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Patterson Cos., Inc.	7,400	$169,460
PDL BioPharma, Inc.*	32,100	100,794
Phibro Animal Health Corp. - Class A	2,100	66,717
Portola Pharmaceuticals, Inc.*	3,700	100,381
Prestige Consumer Healthcare, Inc.*	12,000	380,160
Quad/Graphics, Inc.	5,725	45,285
Quanex Building Products Corp.	9,600	181,344
RadNet, Inc.*	4,769	65,765
Rent-A-Center, Inc.*	9,800	260,974
Resources Connection, Inc.	5,800	92,858
RTI Surgical Holdings, Inc.*	12,400	52,700
Sanderson Farms, Inc.	3,850	525,756
SEACOR Marine Holdings, Inc.*	500	7,480
Select Medical Holdings Corp.*	27,549	437,203
Seneca Foods Corp. - Class A*	2,100	58,443
Simply Good Foods Co.*	3,200	77,056
SpartanNash Co.	7,500	87,525
Spectrum Brands Holdings, Inc.	1,500	80,655
Spectrum Pharmaceuticals, Inc.*	1,300	11,193
Spero Therapeutics, Inc.*	1,300	14,963
Strategic Education, Inc.	450	80,100
Syneos Health, Inc.*	1,800	91,962
Team, Inc.*	4,900	75,068
Tejon Ranch Co.*	1,300	21,567
Tenet Healthcare Corp.*	1,500	30,990
Textainer Group Holdings Ltd.*	1,700	17,136
Tootsie Roll Industries, Inc.	1,029	38,001
TreeHouse Foods, Inc.*	1,400	75,740
TriNet Group, Inc.*	3,200	216,960
Triple-S Management Corp. - Class B*	6,600	157,410
TrueBlue, Inc.*	8,500	187,510
United Natural Foods, Inc.*	11,500	103,155
Universal Corp.	3,200	194,464
Vector Group Ltd.	3,900	38,025
Vectrus, Inc.*	1,500	60,840
Viad Corp.	7,700	510,048
Village Super Market, Inc. - Class A	2,100	55,671
Weis Markets, Inc.	7,152	260,404
Zynerba Pharmaceuticals, Inc.*	6,200	84,010
		24,302,876
ENERGY — 7.6%
Abraxas Petroleum Corp.*	17,600	18,128
Adams Resources & Energy, Inc.	575	19,711
Advanced Emissions Solutions, Inc.	2,400	30,336
Archrock, Inc.	45,400	481,240
Basic Energy Services, Inc.*	17,700	33,630
Berry Petroleum Corp.	4,600	48,760
Bonanza Creek Energy, Inc.*	4,700	98,136
C&J Energy Services, Inc.*	12,350	145,483
California Resources Corp.*[1]	8,400	165,312
Callon Petroleum Co.*	68,250	449,767
CARBO Ceramics, Inc.*[1]	14,000	18,900
Carrizo Oil & Gas, Inc.*	5,800	58,116
Centennial Resource Development, Inc. - Class A*	5,200	39,468

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Chesapeake Energy Corp.*	12,823	$25,005
Clean Energy Fuels Corp.*	15,700	41,919
CNX Resources Corp.*	6,500	47,515
Concho Resources, Inc.	2,056	212,138
CONSOL Energy, Inc.*	2,925	77,834
CVR Energy, Inc.	12,200	609,878
Delek U.S. Holdings, Inc.	17,238	698,484
Denbury Resources, Inc.*	28,700	35,588
Diamond Offshore Drilling, Inc.*	20,600	182,722
DMC Global, Inc.	5,900	373,765
Dril-Quip, Inc.*	9,875	474,000
Earthstone Energy, Inc. - Class A*	1,800	11,016
Encana Corp.	38,475	197,377
Ensco Rowan plc	22,300	190,219
Era Group, Inc.*	5,500	45,870
Evolution Petroleum Corp.	2,600	18,590
Exterran Corp.*	8,900	126,558
Extraction Oil & Gas, Inc.*	28,000	121,240
Flotek Industries, Inc.*	28,700	94,997
Frank’s International N.V.*	7,200	39,312
FutureFuel Corp.	6,900	80,661
Geospace Technologies Corp.*	1,400	21,154
Green Plains, Inc.	11,000	118,580
Gulfport Energy Corp.*	19,900	97,709
Helix Energy Solutions Group, Inc.*	45,500	392,665
Helmerich & Payne, Inc.	7,600	384,712
HighPoint Resources Corp.*	38,700	70,434
Jagged Peak Energy, Inc.*	2,300	19,021
Laredo Petroleum, Inc.*	45,700	132,530
Mammoth Energy Services, Inc.	2,800	19,264
Matador Resources Co.*	7,900	157,052
Matrix Service Co.*	5,800	117,508
McDermott International, Inc.*	32,014	309,255
MRC Global, Inc.*	3,100	53,072
Nabors Industries Ltd.	192,700	558,830
NACCO Industries, Inc. - Class A	1,791	93,025
Natural Gas Services Group, Inc.*	4,641	76,577
Newpark Resources, Inc.*	16,500	122,430
Noble Corp. plc*	35,200	65,824
NOW, Inc.*	19,300	284,868
Oasis Petroleum, Inc.*	98,400	558,912
Oceaneering International, Inc.*	17,200	350,708
Oil States International, Inc.*	23,000	420,900
Par Pacific Holdings, Inc.*	4,500	92,340
Parker Drilling Co.*	1,000	20,280
Parsley Energy, Inc. - Class A*	24,700	469,547
Patterson-UTI Energy, Inc.	20,500	235,955
PBF Energy, Inc. - Class A	28,500	892,050
PDC Energy, Inc.*	18,500	667,110
Penn Virginia Corp.*	600	18,408
QEP Resources, Inc.*	50,500	365,115
Range Resources Corp.	18,300	127,734
Renewable Energy Group, Inc.*	6,450	102,297
REX American Resources Corp.*	2,618	190,852
Ring Energy, Inc.*	4,300	13,975
SandRidge Energy, Inc.*	1,600	11,072

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Select Energy Services, Inc. - Class A*	4,800	$55,728
SemGroup Corp. - Class A	13,600	163,200
SM Energy Co.	25,400	318,008
Smart Sand, Inc.*	3,900	9,516
Solaris Oilfield Infrastructure, Inc. - Class A	3,500	52,430
Southwestern Energy Co.*	98,600	311,576
SRC Energy, Inc.*	74,850	371,256
SunCoke Energy, Inc.*	15,500	137,640
Superior Energy Services, Inc.*	23,100	30,030
Trecora Resources*	3,000	28,710
U.S. Silica Holdings, Inc.	12,700	162,433
Unit Corp.*	14,000	124,460
W&T Offshore, Inc.*	6,500	32,240
Warrior Met Coal, Inc.[1]	2,900	75,748
Whiting Petroleum Corp.*	15,900	297,012
WPX Energy, Inc.*	21,350	245,738
		15,359,165
FINANCIAL — 27.8%
1st Source Corp.	8,212	381,037
ACNB Corp.	1,400	55,398
Air Lease Corp.	11,600	479,544
Aircastle Ltd.	20,060	426,476
Alexander & Baldwin, Inc.	3,439	79,441
Altisource Portfolio Solutions S.A.*	1,000	19,660
Ambac Financial Group, Inc.*	9,500	160,075
American Equity Investment Life Holding Co.	33,490	909,588
American National Bankshares, Inc.	1,366	52,933
American National Insurance Co.	1,900	221,293
American River Bankshares	1,300	15,938
Ameris Bancorp	1,910	74,853
AMERISAFE, Inc.	6,288	400,986
AmeriServ Financial, Inc.	6,700	27,805
Argo Group International Holdings Ltd.	9,513	704,438
Associated Banc-Corp	14,253	301,308
Assured Guaranty Ltd.	1,200	50,496
Atlantic Union Bankshares Corp.	19,103	674,909
Axos Financial, Inc.*	6,500	177,125
Banc of California, Inc.	10,700	149,479
BancFirst Corp.	2,384	132,693
Bancorp, Inc.*	2,800	24,976
BancorpSouth Bank	6,000	174,240
Bank of Commerce Holdings	2,000	21,380
Bank of Marin Bancorp	1,010	41,430
Bank OZK	9,000	270,810
BankFinancial Corp.	4,650	65,054
BankUnited, Inc.	1,900	64,106
Banner Corp.	7,010	379,592
Bar Harbor Bankshares	1,954	51,957
Berkshire Hills Bancorp, Inc.	16,496	517,809
BGC Partners, Inc. - Class A	2,400	12,552
Blucora, Inc.*	15,400	467,698
Boston Private Financial Holdings, Inc.	7,900	95,353
Bridge Bancorp, Inc.	1,000	29,460

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Brookline Bancorp, Inc.	28,900	$444,482
C&F Financial Corp.	600	32,766
Cadence BanCorp	6,323	131,518
Camden National Corp.	2,871	131,693
Capital City Bank Group, Inc.	2,045	50,818
Capitol Federal Financial, Inc.	29,900	411,723
Carolina Financial Corp.	2,000	70,180
Cathay General Bancorp	13,900	499,149
CenterState Bank Corp.	4,808	110,728
Central Pacific Financial Corp.	3,000	89,880
Central Valley Community Bancorp	1,360	29,199
Century Bancorp, Inc. - Class A	515	45,269
Chemical Financial Corp.	10,290	423,022
Citizens & Northern Corp.	700	18,431
City Holding Co.	2,499	190,574
Civista Bancshares, Inc.	1,096	24,605
CNB Financial Corp.	3,730	105,335
CNO Financial Group, Inc.	31,980	533,426
Codorus Valley Bancorp, Inc.	800	18,400
Columbia Banking System, Inc.	10,200	369,036
Community Bank System, Inc.	4,872	320,772
Community Bankers Trust Corp.	3,286	27,832
Community Financial Corp.	1,800	60,714
Community Trust Bancorp, Inc.	1,680	71,047
ConnectOne Bancorp, Inc.	5,000	113,300
Consumer Portfolio Services, Inc.*	4,100	15,580
Cowen, Inc. - Class A*	4,550	78,215
Crawford & Co. - Class B	8,300	77,273
Customers Bancorp, Inc.*	10,050	211,050
CVB Financial Corp.	16,200	340,686
Deluxe Corp.	1,000	40,660
Dime Community Bancshares, Inc.	11,600	220,284
Donegal Group, Inc. - Class A	3,231	49,337
Eagle Bancorp, Inc.	1,037	56,133
eHealth, Inc.*	1,500	129,150
EMC Insurance Group, Inc.	1,549	55,810
Employers Holdings, Inc.	14,700	621,369
Encore Capital Group, Inc.*	5,200	176,124
Enova International, Inc.*	6,100	140,605
Enstar Group Ltd.*	1,900	331,132
Enterprise Bancorp, Inc.	1,000	31,710
Enterprise Financial Services Corp.	2,400	99,840
ESSA Bancorp, Inc.	3,328	50,752
Farmers National Banc Corp.	4,100	60,803
FBL Financial Group, Inc. - Class A	10,900	695,420
Federal Agricultural Mortgage Corp. - Class C	3,308	240,359
Federated Investors, Inc. - Class B	3,700	120,250
FedNat Holding Co.	2,100	29,967
Fidelity Southern Corp.	4,507	139,582
Fifth Third Bancorp	16,152	450,641
Financial Institutions, Inc.	4,430	129,135
First American Financial Corp.	3,560	191,172
First Bancorp, Inc.	1,370	36,785
First BanCorp/Puerto Rico	91,200	1,006,848
First Bancorp/Southern Pines NC	4,800	174,816

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Bancshares, Inc.	1,086	$32,949
First Bank/Hamilton NJ	1,300	15,262
First Busey Corp.	8,729	230,533
First Business Financial Services, Inc.	1,612	37,882
First Citizens BancShares, Inc. - Class A	300	135,081
First Commonwealth Financial Corp.	28,760	387,397
First Community Bankshares, Inc.	3,800	128,288
First Defiance Financial Corp.	9,700	277,129
First Financial Bancorp	21,513	521,045
First Financial Bankshares, Inc.	11,000	338,690
First Financial Corp.	1,981	79,557
First Financial Northwest, Inc.	2,600	36,790
First Foundation, Inc.	1,700	22,848
First Interstate BancSystem, Inc. - Class A	6,326	250,573
First Merchants Corp.	7,305	276,860
First Mid Bancshares, Inc.	732	25,561
First Midwest Bancorp, Inc.	24,900	509,703
First United Corp.	1,200	23,652
Flagstar Bancorp, Inc.	11,700	387,738
Flushing Financial Corp.	8,900	197,580
FNB Corp.	13,152	154,799
Franklin Financial Network, Inc.	500	13,930
FRP Holdings, Inc.*	400	22,308
FS Bancorp, Inc.	400	20,748
Fulton Financial Corp.	49,700	813,589
GAIN Capital Holdings, Inc.	9,600	39,648
Genworth Financial, Inc. - Class A*	44,900	166,579
German American Bancorp, Inc.	1,387	41,776
Glacier Bancorp, Inc.	8,700	352,785
Global Indemnity Ltd.	1,200	37,152
Great Southern Bancorp, Inc.	2,315	138,553
Great Western Bancorp, Inc.	8,560	305,763
Hallmark Financial Services, Inc.*	6,299	89,635
Hancock Whitney Corp.	12,900	516,774
Hanover Insurance Group, Inc.	7,500	962,250
HCI Group, Inc.	800	32,376
Health Insurance Innovations, Inc. - Class A*	1,300	33,696
Heartland Financial USA, Inc.	2,500	111,825
Heritage Commerce Corp.	1,140	13,965
Heritage Financial Corp.	5,570	164,538
Heritage Insurance Holdings, Inc.	3,400	52,394
Hilltop Holdings, Inc.	12,247	260,494
HMN Financial, Inc.*	2,120	44,520
Home Bancorp, Inc.	2,520	96,970
HomeStreet, Inc.*	8,500	251,940
Hope Bancorp, Inc.	22,217	306,150
Horace Mann Educators Corp.	15,100	608,379
Horizon Bancorp, Inc.	3,241	52,958
Howard Bancorp, Inc.*	1,300	19,721
IBERIABANK Corp.	9,771	741,130
Impac Mortgage Holdings, Inc.*	6,400	19,840
Independence Holding Co.	2,350	90,992
Independent Bank Corp.	1,289	28,087
Independent Bank Corp./Rockland MA	4,523	344,426

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Independent Bank Group, Inc.	3,975	$218,466
International Bancshares Corp.	17,700	667,467
INTL. FCStone, Inc.*	1,045	41,372
Investors Title Co.	500	83,500
Kearny Financial Corp.	17,922	238,183
Kemper Corp.	18,511	1,597,314
Lakeland Bancorp, Inc.	9,135	147,530
Lakeland Financial Corp.	3,750	175,613
LCNB Corp.	1,000	19,000
Legg Mason, Inc.	2,800	107,184
LendingTree, Inc.*[1]	700	294,021
Live Oak Bancshares, Inc.	1,800	30,870
LPL Financial Holdings, Inc.	2,400	195,768
Macatawa Bank Corp.	4,200	43,092
Marlin Business Services Corp.	2,200	54,846
MBT Financial Corp.	7,000	70,140
McGrath RentCorp	7,035	437,225
Mercantile Bank Corp.	4,830	157,361
Mercury General Corp.	2,300	143,750
Meridian Bancorp, Inc.	3,300	59,037
Meta Financial Group, Inc.	700	19,635
MGIC Investment Corp.*	40,200	528,228
Midland States Bancorp, Inc.	2,100	56,112
MidWestOne Financial Group, Inc.	1,400	39,144
Mr Cooper Group, Inc.*	11,307	90,569
MutualFirst Financial, Inc.	1,226	41,733
National Bankshares, Inc.	350	13,626
National Western Life Group, Inc. - Class A	1,000	257,000
Navient Corp.[1]	7,000	95,550
NBT Bancorp, Inc.	3,600	135,036
Nelnet, Inc. - Class A	8,000	473,760
New York Community Bancorp, Inc.	5,000	49,900
Nicholas Financial, Inc.*	2,100	19,740
Nicolet Bankshares, Inc.*	1,365	84,712
NMI Holdings, Inc. - Class A*	8,000	227,120
Northfield Bancorp, Inc.	3,400	53,074
Northrim BanCorp, Inc.	2,320	82,731
Northwest Bancshares, Inc.	29,108	512,592
Norwood Financial Corp.	600	20,886
OceanFirst Financial Corp.	11,509	285,999
Ocwen Financial Corp.*[1]	30,600	63,342
OFG Bancorp	16,400	389,828
Old Line Bancshares, Inc.	500	13,305
Old National Bancorp	36,466	604,971
Old Second Bancorp, Inc.	5,100	65,127
OneMain Holdings, Inc.	4,000	135,240
Oppenheimer Holdings, Inc. - Class A	2,600	70,772
Opus Bank	2,400	50,664
Oritani Financial Corp.	8,152	144,616
Pacific Premier Bancorp, Inc.	3,578	110,489
Park National Corp.	1,100	109,329
Parke Bancorp, Inc.	1,894	45,361
Peapack Gladstone Financial Corp.	3,895	109,527
Peoples Bancorp, Inc.	3,300	106,458
Pinnacle Financial Partners, Inc.	3,723	213,998

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Piper Jaffray Cos.	4,700	$349,069
Popular, Inc.	8,600	466,464
PRA Group, Inc.*	10,450	294,063
Preferred Bank/Los Angeles CA	2,300	108,675
Premier Financial Bancorp, Inc.	3,712	55,680
Primerica, Inc.	1,900	227,905
ProAssurance Corp.	1,900	68,609
Protective Insurance Corp.	2,500	43,425
Provident Financial Holdings, Inc.	3,100	65,069
Provident Financial Services, Inc.	29,000	703,250
RE/MAX Holdings, Inc. - Class A	700	21,532
Ready Capital Corp.	5,600	83,440
Realogy Holdings Corp.	27,600	199,824
Regional Management Corp.*	4,400	116,028
Renasant Corp.	11,803	424,200
Republic Bancorp, Inc. - Class A	1,500	74,625
Riverview Bancorp, Inc.	9,048	77,270
RLI Corp.	3,300	282,843
S&T Bancorp, Inc.	7,816	292,944
Safety Insurance Group, Inc.	4,650	442,354
Sandy Spring Bancorp, Inc.	4,031	140,601
Seacoast Banking Corp. of Florida*	5,275	134,196
Selective Insurance Group, Inc.	20,893	1,564,677
ServisFirst Bancshares, Inc.	800	27,408
Shore Bancshares, Inc.	3,600	58,824
Sierra Bancorp	5,300	143,736
Simmons First National Corp. - Class A	12,864	299,217
South State Corp.	3,389	249,668
Southern First Bancshares, Inc.*	1,300	50,908
Southern National Bancorp of Virginia, Inc.	3,504	53,646
Southside Bancshares, Inc.	4,166	134,895
State Auto Financial Corp.	12,645	442,575
Sterling Bancorp	27,596	587,243
Stewart Information Services Corp.	5,780	234,032
Stifel Financial Corp.	9,750	575,835
Stock Yards Bancorp, Inc.	1,450	52,418
Summit Financial Group, Inc.	2,801	75,207
TCF Financial Corp.	13,500	280,665
Territorial Bancorp, Inc.	700	21,630
Third Point Reinsurance Ltd.*	21,600	222,912
Timberland Bancorp, Inc.	3,078	91,971
Tiptree, Inc.	8,100	51,030
Tompkins Financial Corp.	2,729	222,686
Towne Bank/Portsmouth VA	5,392	147,094
TriCo Bancshares	2,725	103,005
TriState Capital Holdings, Inc.*	2,300	49,082
TrustCo Bank Corp. NY	15,300	121,176
Trustmark Corp.	16,550	550,287
Two River Bancorp	1,890	27,140
Umpqua Holdings Corp.	12,524	207,773
United Bankshares, Inc.	4,341	161,008
United Community Banks, Inc.	15,500	442,680
United Community Financial Corp.	19,460	186,232
United Financial Bancorp, Inc.	7,289	103,358
United Fire Group, Inc.	9,170	444,378

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
United Insurance Holdings Corp.	1,706	$24,328
Unity Bancorp, Inc.	1,003	22,768
Universal Insurance Holdings, Inc.	3,260	90,954
Univest Financial Corp.	6,830	179,356
Valley National Bancorp	1,800	19,404
Veritex Holdings, Inc.	5,060	131,307
Virtus Investment Partners, Inc.	1,100	118,140
Waddell & Reed Financial, Inc. - Class A	8,300	138,361
Walker & Dunlop, Inc.	7,100	377,791
Washington Federal, Inc.	28,200	985,026
Washington Trust Bancorp, Inc.	1,000	52,180
Waterstone Financial, Inc.	7,424	126,653
WesBanco, Inc.	13,849	533,879
Westamerica Bancorporation	2,000	123,220
Western New England Bancorp, Inc.	8,381	78,279
Westwood Holdings Group, Inc.	600	21,120
Wintrust Financial Corp.	6,300	460,908
World Acceptance Corp.*	2,700	443,097
WSFS Financial Corp.	8,096	334,365
		55,922,598
INDUSTRIAL — 18.2%
AAON, Inc.	3,000	150,540
AAR Corp.	12,100	445,159
Actuant Corp. - Class A	4,400	109,164
Advanced Drainage Systems, Inc.	3,100	101,649
Advanced Energy Industries, Inc.*	4,800	270,096
Aegion Corp.*	9,989	183,798
Air Transport Services Group, Inc.*	16,400	400,160
Alamo Group, Inc.	3,200	319,776
Alarm.com Holdings, Inc.*	800	42,800
Albany International Corp. - Class A	2,200	182,402
Allied Motion Technologies, Inc.	1,906	72,237
Altra Industrial Motion Corp.	500	17,940
American Woodmark Corp.*	1,400	118,468
Apogee Enterprises, Inc.	3,500	152,040
Applied Optoelectronics, Inc.*	2,300	23,644
ArcBest Corp.	9,700	272,667
Ardmore Shipping Corp.*	10,500	85,575
Argan, Inc.	2,500	101,400
Armstrong Flooring, Inc.*	1,500	14,775
Arotech Corp.*[1]	11,900	23,681
Astec Industries, Inc.	5,697	185,494
Atlas Air Worldwide Holdings, Inc.*	10,950	488,808
AZZ, Inc.	2,000	92,040
Ballantyne Strong, Inc.*	6,100	19,703
Barnes Group, Inc.	14,000	788,760
Bel Fuse, Inc. - Class B	2,780	47,733
Belden, Inc.	3,800	226,366
Benchmark Electronics, Inc.	23,700	595,344
Boise Cascade Co.	13,600	382,296
Brady Corp. - Class A	5,300	261,396
Briggs & Stratton Corp.	4,400	45,056
Casella Waste Systems, Inc. - Class A*	3,400	134,742
CECO Environmental Corp.*	5,100	48,909
Chart Industries, Inc.*	5,800	445,904
Chase Corp.	500	53,820

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
CIRCOR International, Inc.*	7,600	$349,600
Coherent, Inc.*[1]	2,500	340,925
Colfax Corp.*	700	19,621
Columbus McKinnon Corp.	6,000	251,820
Comfort Systems USA, Inc.	5,100	260,049
Comtech Telecommunications Corp.	8,600	241,746
Continental Building Products, Inc.*	700	18,599
Control4 Corp.*	2,500	59,375
Core Molding Technologies, Inc.	2,900	21,663
Costamare, Inc.	16,800	86,184
Covenant Transportation Group, Inc. - Class A*	2,942	43,277
CSW Industrials, Inc.	1,760	119,944
Curtiss-Wright Corp.	5,400	686,502
DHT Holdings, Inc.	17,100	101,061
Dorian LPG Ltd.*	7,071	63,780
Ducommun, Inc.*	4,622	208,314
DXP Enterprises, Inc.*	400	15,156
Eastern Co.	1,600	44,832
Echo Global Logistics, Inc.*	5,900	123,133
EMCOR Group, Inc.	6,800	599,080
Encore Wire Corp.	7,700	451,066
EnPro Industries, Inc.	2,100	134,064
ESCO Technologies, Inc.	5,750	475,065
Fabrinet*	7,800	387,426
FARO Technologies, Inc.*	1,200	63,096
Federal Signal Corp.	15,200	406,600
Fluor Corp.	600	20,214
Forward Air Corp.	900	53,235
Franklin Electric Co., Inc.	400	19,000
FreightCar America, Inc.*	3,300	19,371
Fuel Tech, Inc.*	12,000	16,800
GasLog Ltd.	8,200	118,080
GATX Corp.	16,440	1,303,528
Gencor Industries, Inc.*	1,700	22,100
Generac Holdings, Inc.*	3,900	270,699
General Finance Corp.*	2,700	22,599
Genesee & Wyoming, Inc. - Class A*	1,800	180,000
Gibraltar Industries, Inc.*	8,050	324,898
Global Brass & Copper Holdings, Inc.	2,200	96,206
Granite Construction, Inc.	7,205	347,137
Great Lakes Dredge & Dock Corp.*	22,900	252,816
Greenbrier Cos., Inc.	12,500	380,000
Greif, Inc. - Class A	7,000	227,850
Griffon Corp.	17,130	289,840
Haynes International, Inc.	3,600	114,516
Heartland Express, Inc.	2,600	46,982
Heritage-Crystal Clean, Inc.*	3,300	86,823
Hillenbrand, Inc.	2,300	91,011
Hub Group, Inc. - Class A*	10,600	444,988
Hurco Cos., Inc.	2,302	81,859
Hyster-Yale Materials Handling, Inc.	2,280	125,993
Ichor Holdings Ltd.*	3,200	75,648
IES Holdings, Inc.*	3,500	65,975
II-VI, Inc.*	4,870	178,047
Insteel Industries, Inc.	900	18,738

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
International Seaways, Inc.*	3,400	$64,600
Intevac, Inc.*	2,700	13,068
Itron, Inc.*	2,300	143,911
Kadant, Inc.	3,190	289,684
Kaman Corp.	3,700	235,653
KBR, Inc.	7,000	174,580
KEMET Corp.	4,400	82,764
Kennametal, Inc.	1,100	40,689
Kimball Electronics, Inc.*	12,300	199,752
Kirby Corp.*	1,500	118,500
Knowles Corp.*	21,100	386,341
Kratos Defense & Security Solutions, Inc.*	3,100	70,959
Lawson Products, Inc.*	1,946	71,477
LB Foster Co. - Class A*	1,200	32,808
Louisiana-Pacific Corp.	6,360	166,759
LSB Industries, Inc.*	5,300	20,670
Lydall, Inc.*	3,238	65,408
Manitowoc Co., Inc.*	5,500	97,900
Marten Transport Ltd.	21,300	386,595
MasTec, Inc.*	3,044	156,857
Matson, Inc.	5,000	194,250
Milacron Holdings Corp.*	1,800	24,840
Mistras Group, Inc.*	1,300	18,681
Moog, Inc. - Class A	5,600	524,216
MSA Safety, Inc.	2,400	252,936
Myers Industries, Inc.	4,500	86,715
MYR Group, Inc.*	4,400	164,340
National Presto Industries, Inc.	100	9,329
Navios Maritime Holdings, Inc.*	4,500	20,160
NL Industries, Inc.*	9,300	33,945
NN, Inc.	9,800	95,648
Olympic Steel, Inc.	2,699	36,841
Orion Group Holdings, Inc.*	8,100	21,708
Oshkosh Corp.	550	45,919
OSI Systems, Inc.*	1,100	123,893
Overseas Shipholding Group, Inc. - Class A*	11,900	22,372
PAM Transportation Services, Inc.*	1,106	68,572
Park-Ohio Holdings Corp.	1,800	58,662
Patrick Industries, Inc.*	1,400	68,866
Perceptron, Inc.*	4,300	19,135
Perma-Fix Environmental Services*	3,900	15,249
PGT Innovations, Inc.*	1,200	20,064
Plexus Corp.*	11,550	674,173
Powell Industries, Inc.	1,900	72,200
Primoris Services Corp.	2,500	52,325
Raven Industries, Inc.	600	21,528
Regal Beloit Corp.	6,000	490,260
Rexnord Corp.*	8,800	265,936
Saia, Inc.*	4,400	284,548
Sanmina Corp.*	34,740	1,051,927
Scorpio Tankers, Inc.	10,630	313,798
SEACOR Holdings, Inc.*	10,154	482,417
Ship Finance International Ltd.	14,865	185,961
Simpson Manufacturing Co., Inc.	2,100	139,566

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
SMART Global Holdings, Inc.*	1,100	$25,289
SPX Corp.*	5,400	178,308
SPX FLOW, Inc.*	7,200	301,392
Standex International Corp.	500	36,570
Sterling Construction Co., Inc.*	1,600	21,472
Stoneridge, Inc.*	2,600	82,030
Strattec Security Corp.	592	14,267
Summit Materials, Inc. - Class A*	14,800	284,900
Synalloy Corp.	1,000	15,620
SYNNEX Corp.	9,835	967,764
Tech Data Corp.*	10,425	1,090,455
Teekay Corp.	5,800	19,952
Teledyne Technologies, Inc.*	1,700	465,579
Terex Corp.	5,700	178,980
Tetra Tech, Inc.	6,550	514,502
Tidewater, Inc.*	800	18,784
Timken Co.	1,900	97,546
TimkenSteel Corp.*	6,500	52,845
TopBuild Corp.*	10,700	885,532
Transcat, Inc.*	1,541	39,434
Tredegar Corp.	12,992	215,927
Trex Co., Inc.*	3,500	250,950
TriMas Corp.*	7,700	238,469
Trinseo S.A.	1,000	42,340
Triumph Group, Inc.	6,100	139,690
Tsakos Energy Navigation Ltd.	7,400	24,346
TTM Technologies, Inc.*	41,244	420,689
Turtle Beach Corp.*	4,200	48,552
Tutor Perini Corp.*	14,800	205,276
U.S. Concrete, Inc.*	1,800	89,442
Ultralife Corp.*	2,600	20,670
Universal Forest Products, Inc.	19,650	747,879
Universal Logistics Holdings, Inc.	900	20,223
Vishay Intertechnology, Inc.	44,450	734,314
Vishay Precision Group, Inc.*	6,400	260,032
VSE Corp.	800	22,952
Watts Water Technologies, Inc. - Class A	3,400	316,812
Werner Enterprises, Inc.	16,400	509,712
Wesco Aircraft Holdings, Inc.*	8,900	98,790
Willis Lease Finance Corp.*	4,000	233,280
WillScot Corp.*	2,400	36,096
Worthington Industries, Inc.	500	20,130
		36,539,020
TECHNOLOGY — 6.6%
Agilysys, Inc.*	4,400	94,468
Allscripts Healthcare Solutions, Inc.*	15,000	174,450
Alpha & Omega Semiconductor Ltd.*	4,450	41,563
Amkor Technology, Inc.*	41,000	305,860
Asure Software, Inc.*	2,400	19,752
AVX Corp.	10,000	166,000
Axcelis Technologies, Inc.*	5,100	76,755
AXT, Inc.*	6,250	24,750
Brooks Automation, Inc.	6,600	255,750
Cabot Microelectronics Corp.	1,766	194,401
CACI International, Inc. - Class A*	9,300	1,902,687
Castlight Health, Inc. - Class B*	8,000	25,840

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Cirrus Logic, Inc.*	4,800	$209,760
Cohu, Inc.	10,282	158,651
Computer Programs & Systems, Inc.	1,100	30,569
Conduent, Inc.*	2,100	20,139
Cray, Inc.*	3,500	121,870
Cree, Inc.*	9,950	558,991
CSG Systems International, Inc.	1,700	83,011
CTS Corp.	11,200	308,896
Cubic Corp.	2,900	186,992
Cypress Semiconductor Corp.	11,553	256,939
Diebold Nixdorf, Inc.*	8,800	80,608
Diodes, Inc.*	18,900	687,393
DSP Group, Inc.*	4,900	70,364
Electronics For Imaging, Inc.*	8,000	295,280
Entegris, Inc.	1,900	70,908
ExlService Holdings, Inc.*	1,810	119,695
FormFactor, Inc.*	21,636	339,036
HubSpot, Inc.*	100	17,052
Insight Enterprises, Inc.*	18,500	1,076,700
Kopin Corp.*	10,100	11,009
Kulicke & Soffa Industries, Inc.	28,500	642,675
Lattice Semiconductor Corp.*	4,400	64,196
ManTech International Corp. - Class A	14,380	946,923
Mercury Systems, Inc.*	2,000	140,700
MKS Instruments, Inc.	1,800	140,202
Monotype Imaging Holdings, Inc.	1,500	25,260
MTS Systems Corp.	2,500	146,325
NetScout Systems, Inc.*	13,000	330,070
NetSol Technologies, Inc.*	1,400	7,826
Omnicell, Inc.*	1,100	94,633
PAR Technology Corp.*	1,800	50,760
PDF Solutions, Inc.*	7,800	102,336
Photronics, Inc.*	14,700	120,540
Presidio, Inc.	3,000	41,010
Rambus, Inc.*	9,800	117,992
Rudolph Technologies, Inc.*	8,570	236,789
Sapiens International Corp. N.V.	2,400	39,888
Science Applications International Corp.	1,397	120,925
StarTek, Inc.*	3,400	27,778
Stratasys Ltd.*	7,800	229,086
Sykes Enterprises, Inc.*	11,797	323,946
Telenav, Inc.*	5,434	43,472
TTEC Holdings, Inc.	4,500	209,655
Ultra Clean Holdings, Inc.*	8,200	114,144
Unisys Corp.*	1,400	13,608
Veeco Instruments, Inc.*	8,100	98,982
Verint Systems, Inc.*	1,800	96,804
Veritone, Inc.*	1,600	13,376
Virtusa Corp.*	400	17,772
Xperi Corp.	5,000	102,950
Zovio, Inc.*	4,500	16,110
Zynga, Inc. - Class A*	85,100	521,663
		13,184,535

	Number of Shares	Value
COMMON STOCKS (Continued)
UTILITIES — 0.1%
Ameresco, Inc. - Class A*	7,413	$109,193
TOTAL COMMON STOCKS
(Cost $145,651,527)		192,781,529
PREFERRED STOCKS — 0.0%
FINANCIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[2]	2,291	48,134
TOTAL PREFERRED STOCKS
(Cost $49,880)		48,134

	Principal Amount
CORPORATE BONDS — 0.0%
INDUSTRIAL — 0.0%
Mueller Industries, Inc.
6.00%, 3/1/2027[2]	$22,000	21,889
TOTAL CORPORATE BONDS
(Cost $22,000)		21,889

	Number of Shares
EXCHANGE-TRADED FUNDS — 0.7%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares - ETF	61,700	434,368
Direxion Daily Small Cap Bull 3X Shares - ETF	9,200	573,252
SPDR S&P Metals & Mining - ETF[1]	11,100	315,018
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,187,671)		1,322,638
RIGHTS — 0.0%
CONSUMER, NON-CYCLICAL — 0.0%
Hertz Global Holdings, Inc.*	22,550	43,973
FINANCIAL — 0.0%
A Schulman, Inc*	8,650	—
First Eagle Holdings, Inc.*	8,200	—
		—
TOTAL RIGHTS
(Cost $0)		43,973
MONEY MARKET INVESTMENTS — 9.3%
Blackrock Liquidity Funds FedFund Portfolio - Class Institutional, 2.43%[3,4]	1,012,537	1,012,537
Federated Treasury Obligations Fund - Class Institutional, 2.19%[3,5]	8,888,044	8,888,044

VERICIMETRY U.S. SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2019 (Unaudited)

	Number of Shares	Value
MONEY MARKET INVESTMENTS (Continued)
Invesco Government & Agency Portfolio - Class Institutional, 2.37%[3,4]	8,804,199	$8,804,199
TOTAL MONEY MARKET INVESTMENTS
(Cost $18,704,780)		18,704,780
TOTAL INVESTMENTS — 105.9%
(Cost $165,615,858)		212,922,943
Liabilities less other assets — (5.9)%		(11,907,351)
TOTAL NET ASSETS — 100.0%		$201,015,592

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $9,640,696 at June 30, 2019.
[2]	Callable.
[3]	Variable rate security; the rate shown represents the rate at June 30, 2019.
[4]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $9,816,736 at June 30, 2019.
[5]	All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at June 30, 2019.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies, including FASB Accounting Standards Update 2019-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)	Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –	quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of June 30, 2019:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Basic Materials	$10,321,475	$-	$-		$10,321,475
Communications	7,255,989	-	-		7,255,989
Consumer, Cyclical	29,731,604	55,074	-		29,786,678
Consumer, Non-Cyclical	24,302,876	-	-		24,302,876
Energy	15,359,165	-	-		15,359,165
Financial	55,922,598	-	-		55,922,598
Industrial	36,539,020	-	-		36,539,020
Technology	13,184,535	-	-		13,184,535
Utilities	109,193	-	-		109,193
Preferred Stocks
Diversified	48,134	-	-		48,134
Corporate Bonds*
Industrial	-	21,889	-		21,889
Exchange-Traded Funds	1,322,638	-	-		1,322,638
Rights	43,973	-	-	**	43,973
Money Market Investments	18,704,780	-	-		18,704,780
Total Investments in Securities	$212,845,980	$76,963	$-		$212,922,943

*	All corporate bonds held in the Fund are classified as Level 2 securities.

**	The adviser valued these holdings at $0 as of June 30, 2019.

There were no transfers into or out of Level 3 during the reporting period.

(b)	Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

Vericimetry Funds

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of June 30, 2019 (Unaudited)

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At June 30, 2019, the value of securities loaned by the Fund was $9,640,696 and the Fund received cash collateral of $9,816,736. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

Item 2. Controls and Procedures

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	August 28, 2019

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	August 28, 2019